UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2018

CLEARBRIDGE

VARIABLE SMALL CAP GROWTH PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Variable Small Cap Growth Portfolio for the six-month reporting period ended June 30, 2018. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

II	ClearBridge Variable Small Cap Growth Portfolio

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended June 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s initial reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.1%. The acceleration in GDP growth in the second quarter reflected positive contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment, federal government spending and state and local government spending. These were partly offset by negative contributions from private inventory investment and residential fixed investment. Imports, which are a subtraction in the calculation of GDP, increased.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on June 30, 2018, the unemployment rate was 4.0%, as reported by the U.S. Department of Labor. While the unemployment rate ticked up from 3.8% to 4.0% in June, the increase was largely attributed to an increase in the workforce participation rate. The percentage of longer-term unemployed moved higher during the reporting period. In June 2018, 23.0% of Americans looking for a job had been out of work for more than six months, versus 21.5% when the period began.

ClearBridge Variable Small Cap Growth Portfolio	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet. At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite times of weakness, the U.S. stock market posted positive results for the reporting period. The market rallied sharply during the first month of the period and reached several new all-time highs. This was driven by overall solid corporate profits, signs of continued economic growth and optimism following the December 2017 signing of the U.S. tax reform bill. However, the market then gave back a portion of its gains in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. The market ended the reporting period on a positive note, as it moved higher in the last three months of the period. All told, for the six months ended June 30, 2018, the S&P 500 Indexiv gained 2.65%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexv, generated the strongest results, returning 7.66% over the reporting period. In contrast, large-cap stocks, as measured by the Russell 1000 Indexvi, gained 2.85% and mid-cap stocks, as measured by the Russell Midcap Indexvii, returned 2.35%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 7.44% and -1.16%, respectively, during the six months ended June 30, 2018.

Performance review

For the six months ended June 30, 2018, Class I shares of ClearBridge Variable Small Cap Growth Portfolio1 returned 18.57%. The Portfolio’s unmanaged benchmark, the Russell 2000 Growth Indexx , returned 9.70% for the same period. The Lipper Variable Small-Cap Growth Funds Category Average2 returned 11.74% over the same time frame.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 92 funds in the Portfolio’s Lipper category.

IV	ClearBridge Variable Small Cap Growth Portfolio

Performance Snapshot as of June 30, 2018 (unaudited)
6 months
ClearBridge Variable Small Cap Growth Portfolio[1]:
Class I	18.57%
Class II	18.46%
Russell 2000 Growth Index	9.70%
Lipper Variable Small-Cap Growth Funds Category Average[2]	11.74%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2018, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.82% and 1.07%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

RISKS: Equity securities are subject to price and market fluctuations. Investments in small-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investments in foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in social, political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 92 funds in the Portfolio’s Lipper category.

ClearBridge Variable Small Cap Growth Portfolio	V

Investment commentary (cont’d)

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values.

VI	ClearBridge Variable Small Cap Growth Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2018 and December 31, 2017 and does not include derivatives such as written options. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	18.57%	$1,000.00	$1,185.70	0.81%	$4.39	Class I	5.00%	$1,000.00	$1,020.78	0.81%	$4.06
Class II	18.46	1,000.00	1,184.60	1.06	5.74	Class II	5.00	1,000.00	1,019.54	1.06	5.31

2	ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report

[1]	For the six months ended June 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2018

ClearBridge Variable Small Cap Growth Portfolio

Security	Shares	Value
Common Stocks — 92.4%
Consumer Discretionary — 10.1%
Auto Components — 2.0%
Fox Factory Holding Corp.	154,639	$7,198,445	*
Distributors — 1.0%
Core-Mark Holding Co. Inc.	167,514	3,802,568
Diversified Consumer Services — 1.8%
Chegg Inc.	239,793	6,663,848	*
Media — 1.8%
Lions Gate Entertainment Corp., Class A Shares	112,211	2,785,077
Lions Gate Entertainment Corp., Class B Shares	157,994	3,706,539
Turn Inc. (Escrow)	73,522	94,526	*(a)(b)(c)
Total Media		6,586,142
Specialty Retail — 3.5%
Hudson Ltd., Class A Shares	207,160	3,623,228	*
Monro Inc.	106,619	6,194,564
National Vision Holdings Inc.	81,222	2,970,289	*
Total Specialty Retail		12,788,081
Total Consumer Discretionary		37,039,084
Consumer Staples — 2.3%
Food & Staples Retailing — 2.0%
BJ’s Wholesale Club Holdings Inc.	68,850	1,628,303	*
Casey’s General Stores Inc.	54,803	5,758,699
Total Food & Staples Retailing		7,387,002
Food Products — 0.3%
SunOpta Inc.	115,998	974,383	*
Total Consumer Staples		8,361,385
Energy — 1.4%
Energy Equipment & Services — 1.4%
Cactus Inc., Class A Shares	29,776	1,006,131	*
Newpark Resources Inc.	374,580	4,064,193	*
Total Energy		5,070,324
Financials — 7.8%
Banks — 3.1%
SVB Financial Group	12,230	3,531,535	*
Western Alliance Bancorp	140,214	7,937,514	*
Total Banks		11,469,049
Capital Markets — 2.5%
Financial Engines Inc.	118,302	5,311,760

See Notes to Financial Statements.

4	ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report

ClearBridge Variable Small Cap Growth Portfolio

Security	Shares	Value
Capital Markets — continued
WisdomTree Investments Inc.	407,013	$3,695,678
Total Capital Markets		9,007,438
Insurance — 2.2%
American Equity Investment Life Holding Co.	141,592	5,097,312
Trupanion Inc.	77,944	3,008,638	*
Total Insurance		8,105,950
Total Financials		28,582,437
Health Care — 20.9%
Biotechnology — 0.6%
Acorda Therapeutics Inc.	72,501	2,080,779	*
Health Care Equipment & Supplies — 6.1%
Insulet Corp.	102,765	8,806,961	*
Integra LifeSciences Holdings Corp.	128,557	8,280,356	*
Penumbra Inc.	39,528	5,460,793	*
Total Health Care Equipment & Supplies		22,548,110
Health Care Providers & Services — 1.0%
Surgery Partners Inc.	240,306	3,580,559	*
Health Care Technology — 6.3%
athenahealth Inc.	50,471	8,031,955	*
Medidata Solutions Inc.	141,144	11,370,561	*
Vocera Communications Inc.	125,850	3,761,656	*
Total Health Care Technology		23,164,172
Life Sciences Tools & Services — 6.0%
Cambrex Corp.	72,661	3,800,170	*
ICON PLC	76,222	10,101,702	*
Syneos Health Inc.	172,489	8,089,734	*
Total Life Sciences Tools & Services		21,991,606
Pharmaceuticals — 0.9%
Pacira Pharmaceuticals Inc.	104,472	3,348,328	*
Total Health Care		76,713,554
Industrials — 17.6%
Air Freight & Logistics — 2.4%
Forward Air Corp.	21,670	1,280,264
XPO Logistics Inc.	73,720	7,385,269	*(d)
Total Air Freight & Logistics		8,665,533
Building Products — 4.0%
Masonite International Corp.	64,207	4,613,273	*
Trex Co. Inc.	163,262	10,218,569	*
Total Building Products		14,831,842

See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2018

ClearBridge Variable Small Cap Growth Portfolio

Security	Shares	Value
Commercial Services & Supplies — 4.9%
Copart Inc.	206,989	$11,707,298	*
US Ecology Inc.	97,849	6,232,981
Total Commercial Services & Supplies		17,940,279
Machinery — 3.7%
IDEX Corp.	53,740	7,334,435
Tennant Co.	78,787	6,224,173
Total Machinery		13,558,608
Trading Companies & Distributors — 2.6%
H&E Equipment Services Inc.	176,602	6,642,001
MRC Global Inc.	132,871	2,879,315	*
Total Trading Companies & Distributors		9,521,316
Total Industrials		64,517,578
Information Technology — 30.7%
Communications Equipment — 1.3%
Casa Systems Inc.	134,014	2,188,449	*
Viavi Solutions Inc.	257,818	2,640,056	*
Total Communications Equipment		4,828,505
Electronic Equipment, Instruments & Components — 1.8%
MTS Systems Corp.	62,073	3,268,143
nLight Inc.	17,380	574,583	*
OSI Systems Inc.	33,543	2,593,880	*
Total Electronic Equipment, Instruments & Components		6,436,606
Internet Software & Services — 12.9%
Cargurus Inc.	20,641	717,068	*
comScore Inc.	104,214	2,271,865	*
Cornerstone OnDemand Inc.	137,316	6,512,898	*
DocuSign Inc.	9,860	522,087	*
Envestnet Inc.	83,332	4,579,094	*
GrubHub Inc.	64,975	6,816,527	*
MINDBODY Inc., Class A Shares	133,898	5,168,463	*
New Relic Inc.	49,258	4,954,862	*
SendGrid Inc.	65,885	1,747,270	*
Shutterstock Inc.	63,696	3,023,012	*
Wix.com Ltd.	66,326	6,652,498	*
XO Group Inc.	80,414	2,573,248	*
Yext Inc.	93,124	1,801,018	*
Total Internet Software & Services		47,339,910

See Notes to Financial Statements.

6	ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report

ClearBridge Variable Small Cap Growth Portfolio

Security		Shares	Value
IT Services — 0.5%
Cardtronics PLC, Class A Shares		77,365	$1,870,686	*
Semiconductors & Semiconductor Equipment — 4.5%
Inphi Corp.		115,397	3,763,096	*
Integrated Device Technology Inc.		175,277	5,587,831	*
Monolithic Power Systems Inc.		53,564	7,159,900
Total Semiconductors & Semiconductor Equipment			16,510,827
Software — 9.7%
Aspen Technology Inc.		74,083	6,870,457	*
ForeScout Technologies Inc.		39,596	1,356,559	*
Fortinet Inc.		108,969	6,802,935	*
HubSpot Inc.		39,440	4,945,776	*
Imperva Inc.		68,753	3,317,332	*
Pluralsight Inc., Class A Shares		34,840	851,838	*
Qualys Inc.		88,126	7,429,022	*
Smartsheet Inc., Class A Shares		22,490	584,065	*
Varonis Systems Inc.		46,829	3,488,761	*
Total Software			35,646,745
Total Information Technology			112,633,279
Materials — 1.3%
Chemicals — 1.3%
Balchem Corp.		51,376	5,042,040
Real Estate — 0.3%
Real Estate Management & Development — 0.3%
Redfin Corp.		53,864	1,243,720	*
Total Common Stocks (Cost — $183,544,846)			339,203,401
Preferred Stocks — 0.6%
Information Technology — 0.6%
Software — 0.6%
DocuSign Inc., Series F Shares (Cost — $840,994)		44,047	2,196,841	*(b)(c)
Total Investments before Short-Term Investments (Cost — $184,385,840)			341,400,242

	Rate
Short-Term Investments — 8.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $29,952,558)	1.673%	29,952,558	29,952,558
Total Investments — 101.2% (Cost — $214,338,398)			371,352,800
Liabilities in Excess of Other Assets — (1.2)%			(4,301,140)
Total Net Assets — 100.0%			$367,051,660

See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2018

ClearBridge Variable Small Cap Growth Portfolio

*	Non-income producing security.

(a)	Security is valued using significant unobservable inputs (Note 1).

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	Restricted security (Note 8).

(d)	All or a portion of this security is pledged as collateral for written options.

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
XPO Logistics, Inc., Call (Premiums received — $36,852)	8/17/18	$125.00	166	$166,000	$12,948

See Notes to Financial Statements.

8	ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2018

Assets:
Investments, at value (Cost $214,338,398)	$371,352,800
Receivable for Portfolio shares sold	670,594
Receivable for securities sold	542,827
Dividends and interest receivable	90,143
Prepaid expenses	769
Total Assets	372,657,133

Liabilities:
Payable for securities purchased	5,082,276
Investment management fee payable	227,948
Payable for Portfolio shares repurchased	203,386
Service and/or distribution fees payable	19,564
Written options, at value (premiums received — $36,852)	12,948
Due to custodian	1,500
Accrued expenses	57,851
Total Liabilities	5,605,473
Total Net Assets	$367,051,660

Net Assets:
Par value (Note 7)	$122
Paid-in capital in excess of par value	185,910,712
Accumulated net investment loss	(926,294)
Accumulated net realized gain on investments and written options	25,028,814
Net unrealized appreciation on investments and written options	157,038,306
Total Net Assets	$367,051,660

Net Assets:
Class I	$270,858,741
Class II	$96,192,919

Shares Outstanding:
Class I	8,919,008
Class II	3,297,147

Net Asset Value:
Class I	$30.37
Class II	$29.17

See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended June 30, 2018

Investment Income:
Dividends	$422,495
Interest	111,195
Less: Foreign taxes withheld	(6,218)
Total Investment Income	527,472

Expenses:
Investment management fee (Note 2)	1,202,662
Service and/or distribution fees (Notes 2 and 5)	90,464
Shareholder reports	25,763
Fund accounting fees	18,835
Audit and tax fees	17,295
Legal fees	16,478
Trustees’ fees	9,050
Insurance	2,250
Transfer agent fees (Note 5)	1,744
Custody fees	982
Miscellaneous expenses	2,053
Total Expenses	1,387,576
Net Investment Loss	(860,104)

Realized and Unrealized Gain on Investments and Written Options (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	24,695,629
Written options	252,892
Net Realized Gain	24,948,521
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	30,712,164
Written options	23,904
Change in Net Unrealized Appreciation (Depreciation)	30,736,068
Net Gain on Investments and Written Options	55,684,589
Increase in Net Assets From Operations	$54,824,485

See Notes to Financial Statements.

10	ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017	2018	2017

Operations:
Net investment loss	$(860,104)	$(1,391,085)
Net realized gain	24,948,521	13,224,638
Change in net unrealized appreciation (depreciation)	30,736,068	47,252,349
Increase in Net Assets From Operations	54,824,485	59,085,902

Distributions to Shareholders From (Notes 1 and 6):
Net realized gains	(4,854,415)	(6,121,903)
Decrease in Net Assets From Distributions to Shareholders	(4,854,415)	(6,121,903)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	55,442,670	49,450,050
Reinvestment of distributions	4,854,415	6,121,903
Cost of shares repurchased	(42,787,449)	(52,365,611)
Increase in Net Assets From Portfolio Share Transactions	17,509,636	3,206,342
Increase in Net Assets	67,479,706	56,170,341

Net Assets:
Beginning of period	299,571,954	243,401,613
End of period*	$367,051,660	$299,571,954
*Includes accumulated net investment loss of:	$(926,294)	$(66,190)

See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$25.94	$21.31	$20.95	$22.40	$24.07	$17.56

Income (loss) from operations:
Net investment loss	(0.07)	(0.11)	(0.08)	(0.09)	(0.03)	(0.08)
Net realized and unrealized gain (loss)	4.90	5.28	1.27	(0.86)	0.96	8.27
Total income (loss) from operations	4.83	5.17	1.19	(0.95)	0.93	8.19

Less distributions from:
Net investment income	—	—	—	—	—	(0.01)
Net realized gains	(0.40)	(0.54)	(0.83)	(0.50)	(2.60)	(1.67)
Total distributions	(0.40)	(0.54)	(0.83)	(0.50)	(2.60)	(1.68)

Net asset value, end of period	$30.37	$25.94	$21.31	$20.95	$22.40	$24.07
Total return[3]	18.57%	24.26%	5.80%	(4.37)%	4.08%	47.05%

Net assets, end of period (millions)	$271	$238	$213	$220	$248	$260

Ratios to average net assets:
Gross expenses	0.81%[4]	0.82%	0.83%	0.82%	0.82%	0.83%
Net expenses[5]	0.81 [4]	0.82	0.83	0.82	0.82	0.83
Net investment loss	(0.48) [4]	(0.47)	(0.41)	(0.40)	(0.13)	(0.38)

Portfolio turnover rate	15%	20%	13%	18%	25%	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

12	ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$24.96	$20.58	$20.31	$21.78	$23.54	$17.25

Income (loss) from operations:
Net investment loss	(0.10)	(0.16)	(0.13)	(0.14)	(0.09)	(0.15)
Net realized and unrealized gain (loss)	4.71	5.08	1.23	(0.83)	0.93	8.12
Total income (loss) from operations	4.61	4.92	1.10	(0.97)	0.84	7.97

Less distributions from:
Net investment income	—	—	—	—	—	(0.01)
Net realized gains	(0.40)	(0.54)	(0.83)	(0.50)	(2.60)	(1.67)
Total distributions	(0.40)	(0.54)	(0.83)	(0.50)	(2.60)	(1.68)

Net asset value, end of period	$29.17	$24.96	$20.58	$20.31	$21.78	$23.54
Total return[3]	18.46%	23.91%	5.54%	(4.59)%	3.79%	46.62%

Net assets, end of period (000s)	$96,193	$61,094	$30,610	$17,546	$19,094	$19,011

Ratios to average net assets:
Gross expenses	1.06%[4]	1.07%	1.08%	1.07%	1.11%	1.13%
Net expenses[5]	1.06 [4]	1.07	1.08	1.07	1.11	1.13
Net investment loss	(0.73) [4]	(0.71)	(0.66)	(0.65)	(0.39)	(0.68)

Portfolio turnover rate	15%	20%	13%	18%	25%	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report	13

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the super-vision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

14	ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next avail-able market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$36,944,558	—	$94,526	$37,039,084
Other common stocks	302,164,317	—	—	302,164,317
Preferred stocks:	—	$2,196,841	—	2,196,841
Total long-term investments	339,108,875	$2,196,841	94,526	341,400,242
Short-term investments†	29,952,558	—	—	29,952,558
Total investments	$369,061,433	$2,196,841	$94,526	$371,352,800

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$12,948	—	—	$12,948

†	See Schedule of Investments for additional detailed categorizations.

(b) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of

16	ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report

the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to

ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2018, the Portfolio did not have any open derivative transactions with credit related contingent features in a net liability position.

18	ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Portfolio’s subadviser. Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) manages the portion of the Portfolio’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Portfolio.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 1.00% and 1.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$45,970,436
Sales	47,997,516

20	ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$214,338,398	$162,196,981	$(5,182,579)	$157,014,402
Written options	(36,852)	23,904	—	23,904

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2018.

LIABILITY DERIVATIVES[1]
Equity Risk
Written options	$12,948

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activi-ties on the Portfolio’s Statement of Operations for the six months ended June 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$252,892

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$23,904

During the six months ended June 30, 2018, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Written options	$92,556

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$1,227
Class II	$90,464	517
Total	$90,464	$1,744

6. Distributions to shareholders by class

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Realized Gains:
Class I	$3,555,441	$4,844,866
Class II	1,298,974	1,277,037
Total	$4,854,415	$6,121,903

7. Shares of beneficial interest

At June 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	704,164	$20,439,350	772,094	$18,345,073
Shares issued on reinvestment	112,728	3,555,441	188,296	4,844,866
Shares repurchased	(1,091,892)	(30,676,832)	(1,751,908)	(41,472,854)
Net decrease	(275,000)	$(6,682,041)	(791,518)	$(18,282,915)

Class II
Shares sold	1,254,055	$35,003,320	1,386,970	$31,104,977
Shares issued on reinvestment	42,871	1,298,974	51,577	1,277,037
Shares repurchased	(447,166)	(12,110,617)	(478,796)	(10,892,757)
Net increase	849,760	$24,191,677	959,751	$21,489,257

8. Restricted securities

The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 6/30/2018	Value Per Share	Percent of Net Assets
DocuSign Inc., Series F Shares	44,047	4/15	$840,994	$2,196,841	$49.87	0.60%
Turn Inc. (Escrow)	73,522	12/13	108,102	94,526	1.29	0.03
			$949,096	$2,291,367		0.63%

22	ClearBridge Variable Small Cap Growth Portfolio 2018 Semi-Annual Report

ClearBridge

Variable Small Cap Growth Portfolio

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H.Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

*	Effective March 12, 2018, BNY became custodian.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

Transfer agent

BNYMellon Investment Servicing

(US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Variable Small Cap Growth Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

ClearBridge Variable Small Cap Growth Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and infor-mation on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Variable Small Cap Growth Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010092 8/18 SR18-3423

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2018